Leases - Schedule Of Operating Sublease Payments Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Sublease Payments Receivables [Line Items]
Future Minimum Operating Sublease Payments Receivable	$ 9	$ 2	$ 3
Not later than one year [member]
Operating Sublease Payments Receivables [Line Items]
Future Minimum Operating Sublease Payments Receivable	2
Later than one year and not later than two years [member]
Operating Sublease Payments Receivables [Line Items]
Future Minimum Operating Sublease Payments Receivable	2
Later than one year and not later than five years [member]
Operating Sublease Payments Receivables [Line Items]
Future Minimum Operating Sublease Payments Receivable	$ 5